Issued Capital - Other considerations (Details) - EUR (€) shares in Millions		1 Months Ended
	Mar. 18, 2016	Apr. 30, 2017	Dec. 31, 2018	Apr. 07, 2017
Other considerations
Authorized additional share capital	€ 500,000,000	€ 500,000,000		€ 3,645,585,175
Authorized period in which to exercise capital increase		1 year
Limit to disapply pre-emption rights				€ 1,458,234,070
Shares owned by third parties and managed by Group management companies			63
Shares owned by third parties and managed by Group management companies as a percentage of shared capital			0.39%
Shares owned by third parties and received as security			212
Shares received as security as a percentage of shared capital			1.30%
Maximum
Other considerations
Authorized period in which to exercise capital increase	1 year